Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	May 29, 2015	Apr. 30, 2015
C000152590
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Values Equity Fund, Class F Shares
Account Value	$ 24,437	$ 21,465	$ 17,728	$ 19,179	$ 17,641	$ 13,189	$ 12,919	$ 12,839	$ 10,795	$ 8,634		$ 10,000
C000152591
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Values Equity Fund, Class Y Shares
Account Value	$ 24,550	21,552	17,805	19,232	17,674	13,205	12,911	12,819	10,768	8,595	$ 10,000
C000152592
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Values Fixed Income Fund, Class F Shares
Account Value	$ 11,608	11,022	10,725	12,010	12,291	12,021	10,802	10,458	10,367	10,054		10,000
C000152593
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Values Fixed Income Fund, Class Y Shares
Account Value	$ 11,753	11,148	10,850	12,144	12,418	12,122	10,894	10,547	10,435	10,100	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 34,094	28,794	22,073	23,912	20,545	15,648	14,463	13,817	11,799	9,441		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 33,661	28,429	21,792	23,608	20,284	15,450	14,280	13,641	11,649	9,321	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,601	10,964	10,611	11,754	12,073	11,908	10,663	10,335	10,283	10,140		10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,629	10,991	10,637	11,782	12,102	11,937	10,689	10,360	10,308	10,164	10,000
80/20 Russell 3000 & MSCI ACWI ex-U.S.
Account Value [Line Items]
Line Graph and Table Measure Name	80/20 Russell 3000 & MSCI ACWI ex-U.S.
Account Value	$ 28,014	24,148	19,279	20,908	19,060	14,277	13,550	13,191	11,245	9,000		$ 10,000
80/20 Russell 3000 & MSCI ACWI ex-U.S.
Account Value [Line Items]
Line Graph and Table Measure Name	80/20 Russell 3000 & MSCI ACWI ex-U.S.
Account Value	$ 27,793	$ 23,957	$ 19,127	$ 20,743	$ 18,910	$ 14,164	$ 13,443	$ 13,087	$ 11,156	$ 8,930	$ 10,000